Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 287,112	$ 270,368
Less: accumulated depreciation, excluding rental equipment	(121,713)	(105,806)
Property & equipment, excluding rental equipment, net	165,399	164,562
Property & equipment, net	186,667	189,974
Depreciation expense	$ 38,388	37,414	$ 36,166
Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	30 years
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 11,467	10,200
Buildings and leasehold improvements [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 83,983	74,829
Buildings and leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	7 years
Buildings and leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	30 years
Computer equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 39,986	35,419
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 128,879	116,157
Machinery & equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Machinery & equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Furniture & fixtures [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 6,866	7,125
Furniture & fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Furniture & fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years
Vehicles [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 10,090	10,615
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	5 years
Construction in progress [Member]
Property, Plant and Equipment, Net [Abstract]
Property & equipment, excluding rental equipment, gross	$ 5,841	16,023
Rental equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Rental equipment	76,908	78,709
Less: accumulated depreciation	(55,640)	(53,297)
Property & equipment, net	$ 21,268	$ 25,412
Rental equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	3 years
Rental equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Net [Abstract]
Estimated useful life, property and equipment	10 years